Lease liabilities - Additional information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessee, Leases, Description [Line Items]
Lease expenses for short-term lease and low-value lease which are not included in the measurement of lease liabilities	$ 388,920	$ 162,755
Derecognised lease liabilities	356,433
Derecognised right-of-use assets	325,945
Gain on disposal	30,488
New lease agreement for a kiosk location
Lessee, Leases, Description [Line Items]
Lease rent per month	$ 12,500
Renewal term (in months)	33 months
Lease agreement for a storage and distribution premise in California
Lessee, Leases, Description [Line Items]
Lease term	5 years
Lease rent per month	$ 25,711
Renewal term (in months)	5 years
Minimum
Lessee, Leases, Description [Line Items]
Lease term	1 year
Maximum
Lessee, Leases, Description [Line Items]
Lease term	5 years